Income taxes - Rate reconciliations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 32	$ 37	$ 27
Non-tax deductible items	16	10	2
Withholding and other taxes	18	8	7
Foreign tax differential	(3)	(2)	(8)
Adjustments recognized in the current period for income tax of prior periods	(3)	(7)	(3)
Losses not recognized	6	3	2
Other	(2)	(1)	(1)
Income tax expense per consolidated statements of income and other comprehensive income	$ 64	$ 48	$ 26
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	22.60%	24.20%	28.20%
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	45.10%	31.60%	27.30%